SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2017
Disclosure of short-term bank deposits [Abstract]
SHORT-TERM BANK DEPOSITS
NOTE 6:-	SHORT-TERM BANK DEPOSITS

	December 31,
	2016	2017

USD bank deposits	1,163	-

	1,163	-
The USD deposits bear annually interest of 1.3% for the period of 181 days for 2016.